Document and Entity Information	Nov. 29, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 29, 2021
Entity File Number	001-39746
Entity Registrant Name	SIGILON THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-4005543
Entity Address, Address Line One	100 Binney Street
Entity Address, Adress Line Two	Suite 600
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	617
Local Phone Number	336-7540
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	SGTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001821323
Amendment Flag	false